Financial assets at fair value through profit or loss (Tables)	9 Months Ended
Sep. 30, 2022
Financial Assets At Fair Value Through Profit Or Loss
Schedule of Financial asset at fair value

2022
€’000
January 1, 2021	—
Investments during the year	44,328
Redemptions	(18,169)
Unrealized gains and losses	47
Translation differences	1,247
December 31, 2021	27,453
Redemptions	(27,893)
Realized gains and losses	(899)
Translation differences	1,339
September 30, 2022	—